Summary of Variable Annuity Contracts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Guaranteed accumulation benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 40.4	$ 52.9
Net amount at risk	$ 6.3	$ 4.6
Weighted average waiting period until guarantee date	5 years	5 years
Guaranteed withdrawal benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 8.1	$ 9.9
Net amount at risk	0.5	0.1
GMIB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	98.2	121.8
Net amount at risk	$ 14.8	$ 10.6
Weighted average waiting period until guarantee date	0 years	0 years
GMDB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 443.6	$ 543.4
Net amount at risk	$ 60.3	$ 44.1
Average attained age of contractholders	63 years	62 years
GMDB | Variable Life, Variable Universal Life and Universal Life Contracts
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 320.3	$ 396.7
General account value	3,610.2	3,687.9
Net amount at risk	$ 64,931.8	$ 71,791.0
Average attained age of contractholders	51 years	50 years